Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In this section, we are including the required disclosure for pay versus performance as defined by the SEC for our principal executive officer (“PEO”) and
Non-
PEO
NEOs and Company performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment Based On: (3)

Year (1)	Summary Compensation Table Total PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non- PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Baker Hughes TSR	OSX Index TSR	Net Income (Loss) $MM	Adjusted EBITDA (4) $MM

2025	$21,363,825	$33,415,063	$4,933,143	$2,459,788	$248	$165	$2,588	$4,820

2024	$19,897,221	$43,208,733	$5,012,487	$8,757,543	$219	$164	$2,979	$4,591

2023	$22,186,164	$28,115,147	$5,292,423	$5,564,396	$178	$189	$1,943	$3,763

2022	$16,091,588	$14,511,432	$6,533,381	$5,987,467	$150	$189	$(601)	$2,981

2021	$15,646,452	$21,790,884	$5,751,387	$7,226,540	$119	$119	$(219)	$2,681

(1)	For fiscal years 2025, 2024, 2023, 2022 and 2021, Mr. Simonelli was the PEO for the Company.

(2)
Compensation Actually Paid (“CAP”) is the Summary Compensation Table (“SCT”) total value for the period shown with adjustments for equity awards and pension (as described in more detail in the reconciliation table for our PEO and non-PEOs
below). CAP reflects equity awards based on the
mark-to-market
valuation under ASC Topic 718: Compensation — Stock Compensation for each period in the above table. Pension values for CAP reflect the pension service cost as used in the financial statements for each period shown in the above table.

(3)
The Company calculates TSR with a base investment of $100 in a manner consistent with the stock performance graph disclosure requirements
under Item 201(e) of Regulation
S-K
and is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each 2025, 2024, 2023, 2022 and 2021, respectively. The peer group used for comparison for each of the fiscal years 2025, 2024, 2023, 2022 and 2021 is the Philadelphia Oil Service (“OSX”) Index.

(4)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2025. Adjusted EBITDA is a key measure in our Short-Term Incentive Plan and influences payouts across our compensation programs. Adjusted EBITDA is a non-GAAP
measure. A reconciliation of GAAP to
non-GAAP
measures is included in the Proxy Statement in Annex A.

The PEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	SCT Total for PEO	Minus SCT Change in Pension Value for PEO	Plus Pension Value Service Cost (1)	Minus SCT Equity for PEO	Plus EOY* Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY* to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	PEO CAP

2025	21,363,825	911,327	—	13,310,819	13,843,791	3,431,639	—	8,997,953	—	—	33,415,063

2024	19,897,221	(171,000)	—	12,425,422	21,433,752	5,332,118	—	8,800,064	—	—	43,208,733

2023	22,186,164	992,907	—	12,588,972	15,121,517	2,022,918	—	2,366,427	—	—	28,115,147

2022	16,091,588	—	—	12,056,262	11,277,242	149,308	—	(950,444)	—	—	14,511,432

2021	15,646,452	—	—	10,856,292	13,182,502	2,328,558	—	1,489,664	—	—	21,790,884
*“EOY” = End of Year, “BOY” = Beginning of Year

Executive Compensation

The Average Other NEOs Summary Compensation Table to CAP reconciliation is summarized in the following
table:

Year	SCT Total for Average Other NEOs	Minus SCT Change in Pension Value for Average Other NEOs	Plus Pension Value Service Cost (1)	Minus SCT Equity for Average Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Other NEOs CAP

2025 (1)	4,933,143	38,047	—	2,952,804	1,615,144	274,199	86,076	892,479	(2,350,402)	—	2,459,788

2024 (2)	5,012,487	514	—	2,625,312	4,416,916	1,390,290	—	563,677	—	—	8,757,543

2023 (3)	5,292,423	43,117	—	2,641,397	2,765,060	360,489	—	248,028	(417,089)	—	5,564,396

2022 (4)	6,533,381	—	—	4,542,718	4,004,019	104,392	—	(111,607)	—	—	5,987,467

2021 (5)	5,751,387	—	—	2,678,371	3,247,540	540,265	—	365,719	—	—	7,226,540

(1)	The average CAP for 2025 comprised of compensation for Mr. Moghal, Ms. Borras, Mr. Gatti, Ms. Magno, Ms. Buese and Mr. Ramaswamy.

(2)	The average CAP for 2024 comprised of compensation for Ms. Buese, Ms. Borras, Mr. Ramaswamy, and Ms. Magno.

(3)	The average CAP for 2023 comprised of compensation for Ms. Buese, Ms. Borras, Mr. Ramaswamy, Mr. Apostolides, Mr. Christie, and Ms. Jones.

(4)	The average CAP for 2022 comprised of compensation for Mr. Worrell, Ms. Buese, Ms. Borras, Mr. Christie, and Mr. Saunders.

(5)	The average CAP for 2021 comprised of compensation for Mr. Worrell, Ms. Borras, Mr. Christie, and Mr. Saunders.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The average CAP for 2025 comprised of compensation for Mr. Moghal, Ms. Borras, Mr. Gatti, Ms. Magno, Ms. Buese and Mr. Ramaswamy.

(2)	The average CAP for 2024 comprised of compensation for Ms. Buese, Ms. Borras, Mr. Ramaswamy, and Ms. Magno.

(3)	The average CAP for 2023 comprised of compensation for Ms. Buese, Ms. Borras, Mr. Ramaswamy, Mr. Apostolides, Mr. Christie, and Ms. Jones.

(4)	The average CAP for 2022 comprised of compensation for Mr. Worrell, Ms. Buese, Ms. Borras, Mr. Christie, and Mr. Saunders.

(5)	The average CAP for 2021 comprised of compensation for Mr. Worrell, Ms. Borras, Mr. Christie, and Mr. Saunders.

Peer Group Issuers, Footnote	The peer group used for comparison for each of the fiscal years 2025, 2024, 2023, 2022 and 2021 is the Philadelphia Oil Service (“OSX”) Index.
PEO Total Compensation Amount	$ 21,363,825	$ 19,897,221	$ 22,186,164	$ 16,091,588	$ 15,646,452
PEO Actually Paid Compensation Amount	$ 33,415,063	43,208,733	28,115,147	14,511,432	21,790,884
Adjustment To PEO Compensation, Footnote

Year	SCT Total for PEO	Minus SCT Change in Pension Value for PEO	Plus Pension Value Service Cost (1)	Minus SCT Equity for PEO	Plus EOY* Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY* to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	PEO CAP

2025	21,363,825	911,327	—	13,310,819	13,843,791	3,431,639	—	8,997,953	—	—	33,415,063

2024	19,897,221	(171,000)	—	12,425,422	21,433,752	5,332,118	—	8,800,064	—	—	43,208,733

2023	22,186,164	992,907	—	12,588,972	15,121,517	2,022,918	—	2,366,427	—	—	28,115,147

2022	16,091,588	—	—	12,056,262	11,277,242	149,308	—	(950,444)	—	—	14,511,432

2021	15,646,452	—	—	10,856,292	13,182,502	2,328,558	—	1,489,664	—	—	21,790,884

Non-PEO NEO Average Total Compensation Amount	$ 4,933,143	5,012,487	5,292,423	6,533,381	5,751,387
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,459,788	8,757,543	5,564,396	5,987,467	7,226,540
Adjustment to Non-PEO NEO Compensation Footnote

Year	SCT Total for Average Other NEOs	Minus SCT Change in Pension Value for Average Other NEOs	Plus Pension Value Service Cost (1)	Minus SCT Equity for Average Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Other NEOs CAP

2025 (1)	4,933,143	38,047	—	2,952,804	1,615,144	274,199	86,076	892,479	(2,350,402)	—	2,459,788

2024 (2)	5,012,487	514	—	2,625,312	4,416,916	1,390,290	—	563,677	—	—	8,757,543

2023 (3)	5,292,423	43,117	—	2,641,397	2,765,060	360,489	—	248,028	(417,089)	—	5,564,396

2022 (4)	6,533,381	—	—	4,542,718	4,004,019	104,392	—	(111,607)	—	—	5,987,467

2021 (5)	5,751,387	—	—	2,678,371	3,247,540	540,265	—	365,719	—	—	7,226,540

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Adjusted EBITDA

FCF

ROIC

Relative TSR

Total Shareholder Return Amount	$ 248	219	178	150	119
Peer Group Total Shareholder Return Amount	165	164	189	189	119
Net Income (Loss)	$ 2,588,000,000	$ 2,979,000,000	$ 1,943,000,000	$ (601,000,000)	$ (219,000,000)
Company Selected Measure Amount	4,820,000,000	4,591,000,000	3,763,000,000	2,981,000,000	2,681,000,000
PEO Name	Mr. Simonelli
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure. A reconciliation of GAAP to non-GAAP measures is included in the Proxy Statement in Annex A.
Measure:: 2
Pay vs Performance Disclosure
Name	FCF
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (911,327)	$ 171,000	$ (992,907)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,310,819)	(12,425,422)	(12,588,972)	$ (12,056,262)	$ (10,856,292)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,843,791	21,433,752	15,121,517	11,277,242	13,182,502
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,431,639	5,332,118	2,022,918	149,308	2,328,558
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,997,953	8,800,064	2,366,427	(950,444)	1,489,664
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,047)	(514)	(43,117)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,952,804)	(2,625,312)	(2,641,397)	(4,542,718)	(2,678,371)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,615,144	4,416,916	2,765,060	4,004,019	3,247,540
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,199	1,390,290	360,489	104,392	540,265
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,076
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	892,479	$ 563,677	248,028	$ (111,607)	$ 365,719
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,350,402)		$ (417,089)